Organization and Principal Activities (Details) - 6 months ended Jun. 30, 2025 $ in Thousands	USD ($)	CNY (¥)
Organization and Principal Activities [Line Items]
Net cost plus rate percentage	0.50%
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member]
Organization and Principal Activities [Line Items]
Aggregate loan amount (in Yuan Renminbi) | ¥		¥ 50,000
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member]
Organization and Principal Activities [Line Items]
Maturity days	15 days
AirNet Technology Inc. [Member]
Organization and Principal Activities [Line Items]
Cash consideration (in Dollars) | $	$ 1
PRC [Member]
Organization and Principal Activities [Line Items]
Percentage of shareholders voting interest	100.00%
VIE [Member]
Organization and Principal Activities [Line Items]
Percentage of shareholders voting interest	100.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Net cost plus rate percentage	0.50%
Maximum [Member]
Organization and Principal Activities [Line Items]
Net cost plus rate percentage	1.00%